PineBridge Mutual Funds (the “Trust”)

Supplement dated June 14, 2012

to the
PineBridge US 25 Equity Fund
PineBridge Merger Arbitrage Fund

Prospectus dated March 30, 2012

Effective immediately, Robin Thorn will replace Dan Neuger as portfolio manager for the PineBridge US 25 Equity Fund and Jason Weiss will replace Lan Cai as co-portfolio manager for the PineBridge Merger Arbitrage Fund.  Accordingly, all references to Mr. Neuger and Ms. Cai are deleted from the Trust’s Prospectus.  In addition, the information below supplements the current information with respect to portfolio mangers in the Trust’s Prospectus.

1.      The information with respect to the “Portfolio Manager” section under the heading “Management” in each Fund’s Summary Section is replaced as follows:

PineBridge US 25 Equity Fund:

Portfolio Manager.  Robin Thorn, Managing Director and Head of Developed Market Equities since 2008 at PineBridge Investments LLC, is primarily responsible for the day-to-day management of the PineBridge US 25 Equity Fund and has served as portfolio manager since June 2012.

PineBridge Merger Arbitrage Fund:

Portfolio Manager.  Jason A. Weiss, Vice President at PineBridge Investments, LLC, and Meg Sullivan, Vice President at PineBridge Investments, LLC, serve as co-portfolio mangers of the PineBridge Merger Arbitrage Fund and are responsible for its day-to-day management.   Mr. Weiss has served as co-portfolio manager since June 2012 and Ms. Sullivan  has served as co-portfolio manager since the Fund’s inception on December 30, 2011.

2.     The biographical information in the “Portfolio Managers” section beginning on page 36 of the Prospectus is supplemented as follows:

Robin C. Thorn
Portfolio Manager of the US 25 Equity Fund since June 2012
Education:  Masters of Science in Economics and Business Administration, Stockholm School of Economics
Industry Experience: 18 years
Years with Adviser: 12 years
Previous Investment Experience: 2008 – Present, Managing Director, Head of Developed Market Equities at PineBridge Investments LLC; and 2000 – Present, PineBridge Investments LLC, formerly AIG Global Investment Corp, Global Head of Equities Research and Head of European Equities.

Jason Weiss, CFA
Co-Portfolio Manager of the Merger Arbitrage Fund since June 2012.
Education: M.B.A.  Fordham University, B.A. Muhlenberg College
Industry Experience: 14 years
Years with Adviser: 7 years
Previous Investment Experience: 2005 – Present, PineBridge Investments, LLC – Analyst and Co-Portfolio Manager; 2004 – 2005, Caveat Emptor Capital, Equity Analyst; 2000 – 2004, Spartan Institutional Research, Institutional Sales and Product Development.

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Please retain this supplement for future reference.

PineBridge Mutual Funds (the “Trust”)

Supplement dated June 14, 2012

to the
PineBridge US 25 Equity Fund
PineBridge Merger Arbitrage Fund

Statement of Additional Information (“SAI”) dated March 30, 2012

Effective immediately, Robin Thorn will replace Dan Neuger as portfolio manager for the PineBridge US 25 Equity Fund and Jason Weiss will replace Lan Cai as portfolio manager for the PineBridge Merger Arbitrage Fund.  Accordingly, all references to Mr. Neuger and Ms. Cai as portfolio managers are deleted from the Trust’s SAI.  In addition, the information below supplements the current information with respect to portfolio mangers in the Trust’s SAI.

1.        The following table shows the number of other accounts managed by Mr. Thorn and Mr. Weiss and the total assets in the accounts managed within various categories as of March 31, 2012.  The table supplements the current information regarding other accounts managed for Mr. Cuellar and Ms. Sullivan.

	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Robin Thorn
Registered Investment Companies	2	$210,950,133	0	$0
Other Pooled Investment Vehicles	5	$5,764,822,334	0	$0
Other Accounts	0	$0	0	$0

	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Jason Weiss
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

2.        The following table provides information with respect to securities owned in the Funds by Mr. Thorn and Mr. Weiss as of June 14, 2012:

Name of Portfolio Manager	Dollar Range of Equity Securities in the US Micro Cap Growth Fund	Dollar Range of Equity Securities in the US Small Cap Growth Fund	Dollar Range of Equity Securities in the US 25 Equity Fund	Dollar Range of Equity Securities in the Merger Arbitrage Fund
Robin Thorn	$0	$0	$0	$0
Jason Weiss	$0	$0	$0	$0

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Please retain this supplement for future reference.